UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 4/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2009 (Unaudited)

DWS Target 2014 Fund

	Shares	Value ($)

Common Stocks 10.8%
Consumer Discretionary 1.1%
Auto Components 0.1%
TRW Automotive Holdings Corp.* (a)	1,100	9,482
WABCO Holdings, Inc. (a)	800	12,792

		22,274
Hotels Restaurants & Leisure 0.2%
McDonald's Corp.	986	52,544
Yum! Brands, Inc. (a)	500	16,675

		69,219
Household Durables 0.1%
D.R. Horton, Inc. (a)	700	9,135

Garmin Ltd. (a)	700	17,633

		26,768
Internet & Catalog Retail 0.1%
Amazon.com, Inc.* (a)	300	24,156
Liberty Media Corp. - Interactive "A"* (a)	2,300	12,190

		36,346
Media 0.4%
CBS Corp. "B" (a)	1,200	8,448
Comcast Corp. "A" (a)	3,300	51,018
Time Warner Cable, Inc. (a)	1,309	42,189
Time Warner, Inc. (a)	1,233	26,916

		128,571
Multiline Retail 0.0%
Macy's, Inc.	200	2,736
Specialty Retail 0.1%
Barnes & Noble, Inc.	100	2,612
Ross Stores, Inc. (a)	900	34,146
TJX Companies, Inc. (a)	100	2,797

		39,555
Textiles, Apparel & Luxury Goods 0.1%
Jones Apparel Group, Inc. (a)	1,500	13,860
Consumer Staples 1.3%
Food & Staples Retailing 0.5%
Safeway, Inc. (a)	800	15,800
Sysco Corp. (a)	1,362	31,775
Wal-Mart Stores, Inc. (a)	1,974	99,490

		147,065
Food Products 0.3%
Archer-Daniels-Midland Co. (a)	2,400	59,088
Bunge Ltd. (a)	800	38,408

		97,496
Household Products 0.2%
Colgate-Palmolive Co.	700	41,300
Kimberly-Clark Corp. (a)	400	19,656
Procter & Gamble Co. (a)	231	11,421

		72,377
Personal Products 0.0%
Herbalife Ltd. (a)	500	9,910
Tobacco 0.3%
Altria Group, Inc. (a)	1,131	18,469
Lorillard, Inc. (a)	900	56,817
Philip Morris International, Inc. (a)	500	18,100

		93,386
Energy 1.3%
Energy Equipment & Services 0.3%
Cameron International Corp.* (a)	500	12,790
Diamond Offshore Drilling, Inc. (a)	600	43,446
Key Energy Services, Inc.*	1,000	4,390
Rowan Companies, Inc. (a)	900	14,049
Tidewater, Inc. (a)	200	8,650

		83,325
Oil, Gas & Consumable Fuels 1.0%
Alpha Natural Resources, Inc.* (a)	400	8,192

Chevron Corp. (a)	900	59,490
ConocoPhillips (a)	1,000	41,000
ExxonMobil Corp.	2,164	144,274
Murphy Oil Corp. (a)	1,200	57,252
Occidental Petroleum Corp. (a)	134	7,543
W&T Offshore, Inc. (a)	300	2,784

		320,535
Financials 1.1%
Capital Markets 0.1%
Bank of New York Mellon Corp. (a)	200	5,096
BlackRock, Inc.	100	14,652
The Goldman Sachs Group, Inc.	200	25,700

		45,448
Commercial Banks 0.2%
Comerica, Inc. (a)	1,200	25,176
KeyCorp (a)	1,800	11,070
Marshall & Ilsley Corp. (a)	2,100	12,138
Popular, Inc.	10,300	29,458

		77,842
Consumer Finance 0.0%
AmeriCredit Corp.* (a)	700	7,119
Diversified Financial Services 0.4%
Bank of America Corp. (a)	4,900	43,757
Citigroup, Inc. (a)	3,700	11,285
JPMorgan Chase & Co. (a)	2,400	79,200

		134,242
Insurance 0.2%
Allied World Assurance Co. Holdings Ltd. (a)	900	33,426
CNA Financial Corp. (a)	400	4,788
Hartford Financial Services Group, Inc. (a)	200	2,294
Old Republic International Corp.	1,000	9,370

		49,878
Real Estate Investment Trusts 0.2%
AMB Property Corp. (REIT) (a)	100	1,909
Equity Residential (REIT) (a)	300	6,867
HCP, Inc. (REIT) (a)	200	4,390
Host Hotels & Resorts, Inc. (REIT) (a)	700	5,383
Public Storage (REIT) (a)	200	13,372
Simon Property Group, Inc. (REIT) (a)	204	10,526
The Macerich Co. (REIT) (a)	100	1,753
Vornado Realty Trust (REIT) (a)	101	4,938

		49,138
Health Care 1.5%
Biotechnology 0.2%
Amgen, Inc.* (a)	600	29,082
Gilead Sciences, Inc.* (a)	800	36,640

		65,722
Health Care Providers & Services 0.5%
Aetna, Inc. (a)	1,159	25,510
Coventry Health Care, Inc.* (a)	1,000	15,910
Express Scripts, Inc.*	723	46,250
McKesson Corp.	1,100	40,700

UnitedHealth Group, Inc.	100	2,352
Universal Health Services, Inc. "B" (a)	400	20,160

		150,882
Life Sciences Tools & Services 0.0%
Waters Corp.* (a)	100	4,417
Pharmaceuticals 0.8%
Abbott Laboratories	1,500	62,775
Eli Lilly & Co. (a)	1,908	62,811
Johnson & Johnson	900	47,124
Merck & Co., Inc. (a)	741	17,962
Pfizer, Inc. (a)	5,578	74,522
Watson Pharmaceuticals, Inc.* (a)	300	9,282

		274,476
Industrials 1.3%
Aerospace & Defense 0.6%
General Dynamics Corp. (a)	900	46,503
Lockheed Martin Corp.	800	62,824
Northrop Grumman Corp. (a)	1,200	58,020
Raytheon Co.	300	13,569
United Technologies Corp. (a)	300	14,652

		195,568
Air Freight & Logistics 0.1%
United Parcel Service, Inc. "B" (a)	500	26,170
Commercial Services & Supplies 0.1%
R.R. Donnelley & Sons Co. (a)	1,700	19,805
The Brink's Co.	727	20,611

		40,416
Construction & Engineering 0.1%
Fluor Corp. (a)	400	15,148
Jacobs Engineering Group, Inc.* (a)	100	3,804

		18,952
Machinery 0.2%
AGCO Corp.* (a)	300	7,290
Flowserve Corp. (a)	236	16,024
Oshkosh Corp. (a)	600	5,760
Timken Co. (a)	1,900	30,552

		59,626
Professional Services 0.2%
Manpower, Inc. (a)	1,300	56,017
Road & Rail 0.0%
Ryder System, Inc. (a)	555	15,368
Information Technology 1.9%
Communications Equipment 0.4%
Cisco Systems, Inc.* (a)	2,500	48,300
QUALCOMM, Inc. (a)	1,900	80,408

		128,708
Computers & Peripherals 0.5%
Apple, Inc.* (a)	500	62,915
International Business Machines Corp.	918	94,747
Western Digital Corp.* (a)	512	12,042

		169,704

Electronic Equipment, Instruments & Components 0.3%
Arrow Electronics, Inc.* (a)	700	15,918
Avnet, Inc.* (a)	1,900	41,591
Jabil Circuit, Inc. (a)	302	2,446
Vishay Intertechnology, Inc.* (a)	5,000	29,350

		89,305
Internet Software & Services 0.1%
Google, Inc. "A"* (a)	33	13,067
Sohu.com, Inc.* (a)	200	10,430
VeriSign, Inc.* (a)	800	16,464

		39,961
IT Services 0.2%
Automatic Data Processing, Inc. (a)	500	17,600
Broadridge Financial Solutions, Inc. (a)	1,600	30,960
SAIC, Inc.* (a)	600	10,860

		59,420
Software 0.4%
Microsoft Corp.	5,802	117,549
Symantec Corp.* (a)	480	8,280

		125,829
Materials 0.4%
Chemicals 0.3%
Ashland, Inc. (a)	1,700	37,332
CF Industries Holdings, Inc.	500	36,025
Dow Chemical Co. (a)	2,200	35,200
Terra Industries, Inc. (a)	222	5,883

		114,440
Metals & Mining 0.1%
Cliffs Natural Resources, Inc. (a)	600	13,836
United States Steel Corp.	200	5,310

		19,146
Paper & Forest Products 0.0%
International Paper Co. (a)	700	8,862
Telecommunication Services 0.5%
Diversified Telecommunication Services 0.4%
AT&T, Inc.	1,804	46,219
Verizon Communications, Inc.	2,495	75,698

		121,917
Wireless Telecommunication Services 0.1%
United States Cellular Corp.* (a)	900	30,600
Utilities 0.4%
Electric Utilities 0.2%
American Electric Power Co., Inc. (a)	500	13,190
Duke Energy Corp. (a)	1,300	17,953
Edison International (a)	1,080	30,791
FirstEnergy Corp. (a)	100	4,090

		66,024
Gas Utilities 0.0%
UGI Corp. (a)	500	11,470
Independent Power Producers & Energy Traders 0.1%
AES Corp.* (a)	600	4,242

Mirant Corp.* (a)	1,100	14,003

		18,245
Multi-Utilities 0.1%
Consolidated Edison, Inc. (a)	400	14,852
Dominion Resources, Inc. (a)	300	9,048
DTE Energy Co. (a)	200	5,914
PG&E Corp. (a)	100	3,712
Sempra Energy (a)	100	4,602

		38,128
Water Utilities 0.0%
American Water Works Co., Inc. (a)	200	3,600

Total Common Stocks (Cost $3,422,583)		3,480,063
	Principal Amount ($)	Value ($)

Government & Agency Obligation 88.3%
US Treasury Obligation
US Treasury STRIPS, 4.475% **, 11/15/2014 (Cost $25,572,370)	32,680,000	28,486,273
	Shares	Value ($)

Securities Lending Collateral 6.5%
Daily Assets Fund Institutional, 0.66% (b) (c) (Cost $2,111,500)	2,111,500	2,111,500
Cash Equivalents 0.9%
Cash Management QP Trust, 0.46% (b) (Cost $296,585)	296,585	296,585
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $31,403,038) †	106.5	34,374,421
Other Assets and Liabilities, Net (a)	(6.5)	(2,097,033)

Net Assets	100.0	32,277,388

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $31,461,470. At April 30, 2009, net unrealized appreciation for all securities based on tax cost was $2,912,951. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,292,839 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $379,888.

(a)

All or a portion of these securities were on loan amounting to $2,063,990. In addition, included in other assets and liabilities, net is a pending sale, amounting to $4,733, that is also on loan. The value of all securities loaned at April 30, 2009 amounted to $2,068,723 which is 6.4% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments:

Valuation Inputs	Investments in Securities
Level 1	$ 5,591,563
Level 2	28,782,858
Level 3	-
Total	$ 34,374,421

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2014 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2014 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 19, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        June 19, 2009